Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [line items]
Available-for-sale financial assets	$ 2	$ 5	$ (10)
Cash flow hedge	26,139,149	20,924,809	(35,463,169)
Actuarial income on defined-benefit pension plans	68,034	(474,498)	5,476
Increase (decrease) in other comprehensive income	(68,036)	474,493
Amount Before Income Tax [Member]
Disclosure of income taxes [line items]
Available-for-sale financial assets	8	18	(441,585)
Cash flow hedge	97,309,516	86,959,338	(135,791,934)
Foreign currency translation	(3,690,798)	(139,529,128)	(244,110,922)
Investments accounted for using the equity method		(11,904,709)	(2,475,299)
Actuarial income on defined-benefit pension plans	251,976	(1,757,402)	(216,648)
Increase (decrease) in other comprehensive income	93,870,702	(66,231,883)	(383,036,388)
Income Tax Expense (Benefit) [Member]
Disclosure of income taxes [line items]
Available-for-sale financial assets	(2)	(5)	10
Cash flow hedge	(26,139,149)	(20,924,809)	35,463,169
Actuarial income on defined-benefit pension plans	(68,034)	474,498	(5,476)
Increase (decrease) in other comprehensive income	(26,207,185)	(20,450,316)	35,457,703
Amount After Income Tax [Member]
Disclosure of income taxes [line items]
Available-for-sale financial assets	6	13	(441,575)
Cash flow hedge	71,170,367	66,034,529	(100,328,765)
Foreign currency translation	(3,690,798)	(139,529,128)	(244,110,922)
Investments accounted for using the equity method		(11,904,709)	(2,475,299)
Actuarial income on defined-benefit pension plans	183,942	(1,282,904)	(222,124)
Increase (decrease) in other comprehensive income	$ 67,663,517	$ (86,682,199)	$ (347,578,685)